UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-09357

JNLNY Variable Fund I LLC

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant's telephone number, including area code: (312) 338-5800

Date of fiscal year end:	December 31

Date of Reporting Period:	January 1, 2007 – March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNLNY Variable Fund I LLC (Unaudited)
Schedules of Investments (in thousands)
March 31, 2007

JNL/Mellon Capital Management DowSM 10 Fund (NY)	Shares	Value
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 10.3%
General Motors Corp.	83	$2,544

CONSUMER STAPLES - 10.1%
Altria Group Inc.	28	2,482

FINANCIALS - 19.3%
Citigroup Inc.	44	2,279
JPMorgan Chase & Co.	51	2,461
		4,740
HEALTH CARE - 19.5%
Merck & Co. Inc.	56	2,453
Pfizer Inc.	93	2,349
		4,802
INDUSTRIALS - 9.2%
General Electric Corp.	64	2,277

MATERIALS - 10.0%
EI Du Pont de Nemours & Co.	50	2,465

TELECOMMUNICATION SERVICES - 21.2%
AT&T Inc.	70	2,759
Verizon Communications Inc.	65	2,452
		5,211

Total Common Stocks (cost $21,065)		24,521

Total Investments - 99.6% (cost $21,065)		24,521
Other Assets and Liabilities, Net - 0.4%		94
Total Net Assets - 100%		$24,615

JNL/Mellon Capital Management DowSM Dividend Fund (NY)
COMMON STOCKS - 99.3%
FINANCIALS - 47.3%
Astoria Financial Corp.	34	$901
Colonial BancGroup Inc.	40	988
Comerica Inc.	17	1,013
JPMorgan Chase & Co.	21	1,013
KeyCorp	27	1,017
Lincoln National Corp.	16	1,059
Regions Financial Corp.	27	967
SunTrust Banks Inc.	12	1,012
Wachovia Corp.	18	994
Washington Mutual Inc. (c)	23	910
		9,874

MATERIALS - 21.5%
Dow Chemical Co.	26	1,174
Eastman Chemical Co.	17	1,092
Lubrizol Corp.	20	1,040
Lyondell Chemical Co.	40	1,184
		4,490
UTILITIES - 30.5%
AGL Resources Inc.	26	1,113
DTE Energy Co.	21	1,011
Energy East Corp.	42	1,016
Nicor Inc. (c)	22	1,073
Oneok Inc.	24	1,082
SCANA Corp.	25	1,079
		6,374

Total Common Stocks (cost $20,396)		20,738

SHORT TERM INVESTMENTS - 10.1%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.18% (a) (d)	93	93

Securities Lending Collateral - 9.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	2,026	2,026

Total Short Term Investments (cost $2,119)		2,119

Total Investments - 109.4% (cost $22,515)		22,857
Other Assets and Liabilities, Net - (9.4%)		(1,961)
Total Net Assets - 100%		$20,896

JNL/Mellon Capital Management Global 15 Fund (NY)
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 22.8%
Compass Group Plc	482	$3,223
General Motors Corp.	95	2,915
GKN Plc	502	3,767
		9,905
ENERGY - 6.3%
BP Plc	251	2,730

FINANCIALS - 5.8%
BOC Hong Kong Holdings Ltd.	1,036	2,511

HEALTH CARE - 6.2%
Pfizer Inc.	106	2,690

INDUSTRIALS - 19.2%
Citic Pacific Ltd.	800	2,959
COSCO Pacific Ltd.	1,120	2,775

General Electric Corp.	74	2,606
		8,340
TELECOMMUNICATION SERVICES - 32.3%
AT&T Inc.	80	3,172
BT Group Plc	463	2,769
PCCW Ltd.	4,482	2,690
Verizon Communications Inc.	74	2,806
Vodafone Group Plc	992	2,645
		14,082
UTILITIES - 6.9%
Cheung Kong Infrastructure Holdings Ltd.	869	3,025

Total Common Stocks (cost $37,187)		43,283

SHORT TERM INVESTMENTS - 0.7%
Mutual Funds - 0.7%
JNL Money Market Fund, 5.18% (a) (d)	320	320

Total Short Term Investments (cost $320)		320

Total Investments - 100.2% (cost $37,507)		43,603
Other Assets and Liabilities, Net - (0.2%)		(91)
Total Net Assets - 100%		$43,512

JNL/Mellon Capital Management Nasdaq® 15 Fund (NY)
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 9.6%
American Eagle Outfitters Inc.	1	$38
EchoStar Communications Corp. (b)	2	108
InterActiveCorp (b)	2	64
Liberty Global Inc. - Class A (b)	2	72
		282
INDUSTRIALS - 3.7%
Paccar Inc.	1	109

INFORMATION TECHNOLOGY - 84.4%
CDW Corp.	-	29
Check Point Software Technologies Ltd. (b)	1	33
Cisco Systems Inc. (b)	27	688
Infosys Technologies Ltd. - ADR	3	159
Lam Research Corp. (b)	1	38
Microsoft Corp.	25	698
Nvidia Corp. (b)	2	62
Oracle Corp. (b)	34	607
Research In Motion Ltd. (b)	1	160
		2,474
TELECOMMUNICATION SERVICES - 1.5%
Millicom International Cellular SA (b) (c)	1	44

Total Common Stocks (cost $2,953)		2,909

SHORT TERM INVESTMENTS - 2.4%
Mutual Funds - 0.9%
JNL Money Market Fund, 5.18% (a) (d)	25	25

Securities Lending Collateral - 1.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	43	43

Total Short Term Investments (cost $68)		68

Total Investments - 101.6% (cost $3,021)		2,977
Other Assets and Liabilities, Net - (1.6%)		(46)
Total Net Assets - 100%		$2,931

JNL/Mellon Capital Management S&P® 10 Fund (NY)
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 21.5%
General Motors Corp.	92	$2,809
Hilton Hotels Corp.	78	2,793
		5,602
CONSUMER STAPLES - 11.4%
Safeway Inc.	81	2,967

ENERGY - 11.7%
Marathon Oil Corp.	31	3,054

FINANCIALS - 10.6%
Goldman Sachs Group Inc.	13	2,779

INDUSTRIALS - 10.9%
Lockheed Martin Corp.	29	2,849

INFORMATION TECHNOLOGY - 9.9%
Hewlett-Packard Co. (c)	65	2,592

MATERIALS - 12.4%
Nucor Corp.	50	3,226

TELECOMMUNICATION SERVICES - 11.1%
Qwest Communications International Inc. (b) (c)	321	2,887

Total Common Stocks (cost $24,258)		25,956

SHORT TERM INVESTMENTS - 22.9%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.18% (a) (d)	111	111

Securities Lending Collateral - 22.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	5,858	5,858

Total Short Term Investments (cost $5,969)		5,969

Total Investments - 122.4% (cost $30,227)		31,925
Other Assets and Liabilities, Net - (22.4%)		(5,844)
Total Net Assets - 100%		$26,081

JNL/Mellon Capital Management S&P® 24 Fund (NY)
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 11.3%
DirecTV Group Inc. (b)	3	$76
Lennar Corp.	-	14
Nike Inc. - Class B	1	55
		145
CONSUMER STAPLES - 11.0%
Coca-Cola Co.	3	124
Estee Lauder Cos. Inc.	-	7
UST Inc.	-	10
		141
ENERGY - 10.4%
Exxon Mobil Corp.	2	122
Marathon Oil Corp.	-	10
Sunoco Inc.	-	2
		134
FINANCIALS - 22.6%
American Express Co.	4	213
Moody's Corp.	1	54
Safeco Corp.	-	24
		291
HEALTH CARE - 12.8%
Pfizer Inc.	6	143
Waters Corp. (b)	-	5
Zimmer Holdings Inc. (b)	-	16
		164
INDUSTRIALS - 11.5%
Emerson Electric Co.	2	92
Rockwell Automation Inc.	-	27
Rockwell Collins Inc.	-	29
		148
INFORMATION TECHNOLOGY - 16.0%
Agilent Technologies Inc. (b)	-	7
Google Inc. - Class A (b)	-	54
Microsoft Corp.	5	144
		205
UTILITIES - 4.1%
Entergy Corp.	-	20
FirstEnergy Corp.	-	19

PPL Corp.	-	14
		53

Total Common Stocks (cost $1,295)		1,281

SHORT TERM INVESTMENTS - 0.3%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.18% (a) (d)	4	4

Total Short Term Investments (cost $4)		4

Total Investments - 100.0% (cost $1,299)		1,285
Other Assets and Liabilities, Net - 0.0%		-
Total Net Assets - 100%		$1,285

JNL/Mellon Capital Management Value Line® 25 Fund (NY)
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 19.1%
American Eagle Outfitters Inc.	38	$1,154
Big Lots Inc. (b)	22	676
DirecTV Group Inc. (b)	221	5,089
Guess? Inc. (c)	16	666
Phillips-Van Heusen	10	587
Priceline.com Inc. (b) (c)	11	599
Tempur-Pedic International Inc.	24	625
		9,396
CONSUMER STAPLES - 1.4%
NBTY Inc. (b)	13	676

ENERGY - 1.1%
Core Laboratories NV (b)	6	536

HEALTH CARE - 1.7%
Illumina Inc. (b) (c)	13	375
Immucor Inc. (b)	16	482
		857
INDUSTRIALS - 4.2%
Continental Airlines Inc. - Class B (b)	16	594
Manitowoc Co. Inc.	11	711
TeleTech Holdings Inc. (b)	21	759
		2,064
INFORMATION TECHNOLOGY - 40.2%
Akamai Technologies Inc. (b)	28	1,408
Cisco Systems Inc. (b)	444	11,346
Nvidia Corp. (b)	66	1,905
Research In Motion Ltd. (b)	33	4,565
Varian Semiconductor Equipment Associates Inc. (b)	11	582
		19,806
MATERIALS - 13.7%

Albemarle Corp.	17	707
Allegheny Technologies Inc.	18	1,934
OM Group Inc. (b)	11	503
Potash Corp.	19	3,034
Rock-Tenn Co. - Class A	17	578
		6,756
TELECOMMUNICATION SERVICES - 18.3%
BT Group Plc - ADR	150	9,000

Total Common Stocks (cost $49,361)		49,091

SHORT TERM INVESTMENTS - 3.7%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.18% (a) (d)	169	169

Securities Lending Collateral - 3.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	1,682	1,682

Total Short Term Investments (cost $1,851)		1,851

Total Investments - 103.4% (cost $51,212)		50,942
Other Assets and Liabilities, Net - (3.4%)		(1,661)
Total Net Assets - 100%		$49,281

Notes to the Schedules of Investments:
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2007.
(b) Non-income producing security.
(c) All or portion of the security has been loaned.
(d) Investment in affiliate.

Abbreviations:
GBP - British Pound
USD - United States Dollar
"-" Amount rounds to less than one thousand.

Summary of Open Forward Foreign Currency Contracts (in thousands):
	Settlement	Notional	Currency	Unrealized
Currency Purchased/Sold	Date	Amount	Value	Gain/(Loss)
JNL/Mellon Capital Management Global 15 Fund (NY)
GBP/USD	4/3/2007	18 GBP	$36	$ -
			$36	$ -

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. Bonds are valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks and investment funds traded on an exchange are valued at the last quoted sale price on the exchange which the security is principally traded or final bid price in the absence of a sale.
Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the JNL/Select

Money Fund are valued at amortized cost, which approximates market value. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Exchange traded options are valued by approved pricing sources at the last sale price as of the close of business on the local exchange. Futures contracts are valued at the settlement price. In the event that the settlement price is unavailable, the closing price will be used for valuation. Forward currency contracts are marked-to-market daily based on the forward currency exchange rates determined as of the close of the NYSE. Swaps are marked-to-market daily based upon information provided from market makers or pricing vendors. Pursuant to procedures adopted by the Trust's Board of Trustees
("Board"), the Funds may utilize international Fair Value Pricing ("FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE.
Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the fund holdings, such that shareholder transactions receive a fair net asset value. A security for which no quotations are readily available or a quotation is not reflective of the value of such security shall be "fair valued"
pursuant to the Board approved procedures. In general, the "fair value" of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale. Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board.

Securities Loaned - The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL
Delaware Business Trust Collateral Fund (a pooled investment fund approved by the Adviser). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Investments in affiliates - During the period ended March 31, 2007, certain Funds invested in the JNL Money Market Fund for temporary purposes, which is advised by Jackson National Asset Management, LLC ("JNAM"). The JNL Money Market Fund is
offered as a cash management tool to the Funds and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business
Trust Collateral Fund (a pooled fund approved by JNAM) which may be considered affiliated with the Funds.

Readers should review the annual or semi-annual report filed with the Securities & Exchange Commission which contains additional information.

ITEM 2. Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNLNY Variable Fund I LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 24, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 24, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 24, 2007

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.